Average Annual Total Returns{- Fidelity Flex® International Index Fund} - 10.31 Fidelity Flex International Index Fund PRO-10 - Fidelity Flex® International Index Fund	Fidelity Flex International Index Fund-Default Return Before Taxes Past 1 year	Fidelity Flex International Index Fund-Default Return Before Taxes Since Inception		Fidelity Flex International Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex International Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex International Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex International Index Fund-Default After Taxes on Distributions and Sales Since Inception		MS112 Past 1 year	MS112 Since Inception
Total	10.76%	9.24%	[1]	10.48%	8.79%	[1]	6.76%	7.25%	[1]	10.81%	9.45%	[1]

[1]	(a)From March 9, 2017